Annual Total Returns - FidelityGrowthIncomePortfolio-KPRO - FidelityGrowthIncomePortfolio-KPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio - Class K	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	33.60%
Annual Return 2014	10.53%
Annual Return 2015	(2.18%)
Annual Return 2016	16.22%
Annual Return 2017	17.03%
Annual Return 2018	(8.85%)
Annual Return 2019	30.37%
Annual Return 2020	8.09%
Annual Return 2021	25.96%
Annual Return 2022	(4.90%)